Shareholder Report, Holdings (Details)	May 31, 2026
NestYield Total Return Guard ETF | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
NestYield Total Return Guard ETF | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
NestYield Total Return Guard ETF | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
NestYield Total Return Guard ETF | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
NestYield Total Return Guard ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
NestYield Total Return Guard ETF | Bloom Energy Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
NestYield Total Return Guard ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NestYield Total Return Guard ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NestYield Total Return Guard ETF | Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NestYield Total Return Guard ETF | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NestYield Total Return Guard ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
NestYield Total Return Guard ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
NestYield Total Return Guard ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
NestYield Total Return Guard ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
NestYield Total Return Guard ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
NestYield Total Return Guard ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
NestYield Total Return Guard ETF | Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NestYield Total Return Guard ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
NestYield Dynamic Income ETF | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
NestYield Dynamic Income ETF | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
NestYield Dynamic Income ETF | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
NestYield Dynamic Income ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
NestYield Dynamic Income ETF | Bloom Energy Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
NestYield Dynamic Income ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
NestYield Dynamic Income ETF | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
NestYield Dynamic Income ETF | Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NestYield Dynamic Income ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NestYield Dynamic Income ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NestYield Dynamic Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
NestYield Dynamic Income ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
NestYield Dynamic Income ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
NestYield Dynamic Income ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NestYield Dynamic Income ETF | Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
NestYield Dynamic Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
NestYield Dynamic Income ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NestYield Visionary ETF | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NestYield Visionary ETF | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
NestYield Visionary ETF | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
NestYield Visionary ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
NestYield Visionary ETF | Bloom Energy Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
NestYield Visionary ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
NestYield Visionary ETF | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
NestYield Visionary ETF | Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
NestYield Visionary ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NestYield Visionary ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NestYield Visionary ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.20%
NestYield Visionary ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
NestYield Visionary ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
NestYield Visionary ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
NestYield Visionary ETF | Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
NestYield Visionary ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
NestYield Visionary ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%